Net Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2023
Other Operating Income And Expenses [Abstract]
Net Other Operating Income and Expenses
31. Net Other Operating Income and Expenses
Details of other operating income and expenses for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023
	(In millions of Korean won)
Other operating income
Gains on financial instruments at fair value through other comprehensive income:
Gains on redemption of financial instruments at fair value through other comprehensive income	￦	2	￦	24	￦	7,326
Gains on disposal of financial instruments at fair value through other comprehensive income		126,710		24,795		59,666

		126,712		24,819		66,992

Gains on financial assets at amortized cost:
Gains on sale of loans measured at amortized cost		136,620		83,552		99,942
Gains on redemption of securities measured at amortized cost		126		—		—
Gains on disposal of securities measured at amortized cost		41		27		174

		136,787		83,579		100,116

Gains on loans measured at fair value through other comprehensive income:
Gains on sale of loans measured at fair value through other comprehensive income		226		—		—

		226		—		—
Gains on hedge accounting		386,398		861,263		361,281
Gains on foreign exchange transactions		3,878,089		11,578,501		6,480,621
Dividend income		33,805		37,125		47,769
Others		367,177		497,827		593,871

		4,929,194		13,083,114		7,650,650

Other operating expenses
Losses on financial instruments at fair value through other comprehensive income:
Losses on redemption of financial instruments at fair value through other comprehensive income		2,172		3,049		8
Losses on disposal of financial instruments at fair value through other comprehensive income		222,512		331,665		323,147

		224,684		334,714		323,155

Losses on financial assets at amortized cost:
Losses on sale of loans measured at amortized cost		14,669		78,089		49,534
Losses on redemption of securities measured at amortized cost		6		—		—
Losses on disposal of securities measured at amortized cost		2		—		—

		14,677		78,089		49,534

Losses on hedge accounting		473,091		874,704		379,343
Losses on foreign exchange transactions		3,570,783		11,159,131		6,130,076
Deposit insurance fee		550,677		538,016		570,465
Credit guarantee fund fee		263,297		283,912		327,764
Depreciation expenses of operating lease assets		602,908		682,783		713,056
Others		1,152,644		1,393,888		1,870,246

		6,852,761		15,345,237		10,363,639

Net other operating expenses	￦	(1,923,567)	￦	(2,262,123)	￦	(2,712,989)